Note 16 - Leases: Lessee, Operating Lease, Liability, to be Paid, Maturity (Details)	Dec. 31, 2025 USD ($)
Details
Lessee, Operating Lease, Liability, to be Paid, Year One	$ 371,683
Lessee, Operating Lease, Liability, to be Paid, Year Two	290,999
Lessee, Operating Lease, Liability, to be Paid, Year Three	247,619
Lessee, Operating Lease, Liability, to be Paid, Year Four	82,540
Lessee, Operating Lease, Liability, to be Paid, Year Five	0
Lessee, Operating Lease, Liability, to be Paid	992,841
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	(65,713)
Operating Lease, Liability	927,128
Operating Lease and Financing Lease Liability, Current	336,336
Operating Lease and Financing Lease Liability, Noncurrent	$ 590,792